Condensed Consolidated Balance Sheets - USD ($)	Aug. 31, 2020	May 31, 2020	May 31, 2019
Current Assets
Cash and cash equivalents	$ 498,645	$ 160,208	$ 1,540,158
Accounts receivable, net	122,175	127,653
Inventory	31,660	15,787
Prepaid expenses	22,675	5,588
Total Current Assets	675,155	309,236	1,540,158
Other Assets
Goodwill	5,180,141	5,155,141	4,456,250
Intangible assets, net	2,224,760	2,141,374	1,528,441
Deferred brokerage fees	144,698	149,223
Property and equipment	318,598	232,733	117,231
Right of use asset, operating lease	441,986	490,984	100,146
Security deposits	14,885	14,885	12,317
Deferred equity issuance costs	128,614	98,198
Total Other Assets	8,453,682	8,282,538	6,214,385
TOTAL ASSETS	9,128,837	8,591,774	7,754,543
Current Liabilities
Accounts payable	116,178	126,716
Accrued expenses	764,818	1,421,842	691,940
Loan payable - related party			93,761
Convertible note payable	1,603,881	1,127,320	1,000,000
Note payable - related party		64,728
Operating lease obligation, current	136,630	151,867	32,045
Current portion of deferred revenues	3,795	3,795
Common stock payable	75,000	75,000
Total Current Liabilities	2,700,302	2,971,268	1,817,746
Operating lease obligation, net of current portion	305,355	339,116	68,876
Deferred revenues	358,304	365,718
Total Liabilities	3,363,961	3,676,102	1,886,622
Commitments and Contingencies - Note 6
Stockholders' Equity
Preferred stock - $0.0001 par value, 1,000,000 shares authorized; no shares issued and outstanding
Common stock - $0.0001 par value; 36,000,000 and 20,000,000 shares authorized; 9,329,190, 7,988,975 and 7,003,975 shares issued and outstanding as of August 31, 2020, May 31, 2020 and May 31, 2019, respectively	933	799	700
Additional paid-in capital	12,411,574	11,131,404	9,442,027
Accumulated deficit	(6,850,258)	(6,195,044)	(3,574,806)
Total Simplicity Esports and Gaming Company Stockholders' Equity	5,562,249	4,937,159	5,867,921
Non-Controlling Interest	202,627	(21,487)
Total Stockholders' Equity	5,764,876	4,915,672	5,867,921
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 9,128,837	$ 8,591,774	$ 7,754,543